Other Long-term Liabilities - Additional Information (Detail)	1 Months Ended	9 Months Ended
	May 31, 2017 USD ($) Vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Long Term Liabilities [Line Items]
Deferred gain on sale-leasebacks		$ 209,324,000	$ 194,322,000
One 14000 TEU Vessel [Member]
Other Long Term Liabilities [Line Items]
Number of vessels under sales leaseback | Vessel	1
YM Wind [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transaction	$ 144,000,000
Sale leaseback transaction term description		Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of 12 years, with an option to purchase the vessel at the 9.5 year anniversary for a pre-determined fair value purchase price.
Lease financing lease period	12 years
Sale leaseback transaction option to purchase period	9 years 6 months
Deferred gain on sale-leasebacks		$ 31,611,000